Long-Term Debt (Percentages Per Annum) (Details)	3 Months Ended
Mar. 31, 2015
Base Rate [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period	0.50%
Eurodollar [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period	1.00%